Employee Benefits (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 06, 2018	Jun. 30, 2019	Jun. 06, 2018	Jun. 30, 2019
Successor [Member]
Contributions to defined benefit plans	$ 200		$ 100		$ 1,100
Total contributions	$ 300		$ 800		$ 1,600
Predecessor [Member] | NPS Holdings Limited [Member]
Contributions to defined benefit plans		$ 100		$ 700